Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements		$ 227,500	$ 290,300	$ 242,900
Cash interest paid relating to interest rate swap amendments and terminations		0	0	13,700
Operating Lease, Right-of-Use Asset		52,961	159,638
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		800	$ 47,700
Shuttle Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Operating Lease, Right-of-Use Asset		50,700
Lease liability		$ 50,700
Bahrain LNG Joint Venture | Teekay LNG
Schedule Of Supplemental Cash Flow [Line Items]
Due from Joint Ventures, Noncurrent				$ 79,100
Equity Interest In Joint Ventures	$ 7,900
Subordinated Debt	$ 71,200
Subordinated Borrowing, Interest Rate	6.00%